CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 77,461	$ 26,766	$ 17,208
Accounts receivable, net	7,635	5,231	4,720
Inventory, net	10,181	9,615	4,324
Other current assets	5,534	5,473	1,570
Total current assets	100,811	47,085	27,822
Property and equipment, net	1,776	2,335	1,583
Capitalized software, net	5,118	4,554	2,600
Operating lease right-of-use assets	181	356	582
Deferred tax asset	1,692
Total assets	109,578	54,330	32,587
Current liabilities:
Accounts payable	8,245	4,349	2,445
Accrued expenses	5,719	6,011	1,982
Term loan, current	6,250	5,000	5,000
Deferred revenue, current	1,989	1,705	2,044
Operating lease liabilities, current	190	248	239
Total current liabilities	22,393	17,313	11,710
Term loan, net of current portion	113,451	31,963	36,741
Deferred revenue, net of current portion	862	802	836
Operating lease liabilities, net of current portion		127	375
Warrant liability	4,679
Earnout liability	78,080
Total liabilities	219,465	50,205	49,662
Commitments and contingencies (See Note 18)
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued or outstanding
Additional paid-in capital	0	0
Retained earnings (Accumulated deficit)	(37,178)	4,165	(17,052)
Accumulated other comprehensive loss	(6)	(40)	(23)
biote Corp.'s stockholders' equity (deficit)	(37,178)	4,125	(17,075)
Noncontrolling interest	(72,709)
Total stockholders' equity (deficit)	(109,887)	4,125	(17,075)
Total liabilities and stockholders' equity (deficit)	109,578	54,330	32,587
Class A Common Stock
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common stock value	1
Class B Common Stock
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common stock value	0	0
Class A, Class AA, and Class AAA
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common Unit, Issuance Value		0	0
Class AAAA [Member]
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common Unit, Issuance Value		$ 0	$ 0
Class V Common Stock
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common stock value	$ 5